Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule V-Valuation and Qualifying Accounts
Schedule V — Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2016:
Valuation allowance for mortgage loans on real estate	$1,074	$623	$—	$—	$1,697
Valuation allowance for uncollectible agents balances	4,310	(5)	—	—	4,305
Valuation allowance for uncollectible accounts	—	1,020	—	—	1,020
Valuation allowance for reinsurance recoverables	—	112	—	—	112
Total	$5,384	$1,750	$—	$—	$7,134
2015:
Valuation allowance for mortgage loans on real estate	$1,464	$(390)	$—	$—	$1,074
Valuation allowance for uncollectible agents balances	4,400	(91)	—	(1)	4,310
Valuation allowance for uncollectible accounts	32	(32)	—	—	—
Total	$5,896	$(513)	$—	$(1)	$5,384
2014:
Valuation allowance for mortgage loans on real estate	$2,047	$(583)	$—	$—	$1,464
Valuation allowance for uncollectible agents balances	4,462	(64)	—	(2)	4,400
Valuation allowance for uncollectible accounts	22	10	—	—	32
Total	$6,531	$(637)	$—	$(2)	$5,896